Supplement dated February 1, 2017 to the Wilmington Funds (the “Trust”)

Prospectus dated August 31, 2016 ( the “Prospectus”)

As of January 31, 2017, all references to Wilmington Multi-Manager Alternatives Fund in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.